Earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) Vote $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares
Numerator
Net income attributable to the Group | $	$ 70,251	$ 63,149	$ 51,230
Denominator
Weighted average number of ordinary shares | shares	32,949,807	32,790,711	32,129,355
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 2.13	$ 1.93	$ 1.59
Net income attributable to the Group | $	$ 70,251	$ 63,149	$ 51,230
Denominator
Diluted weighted average number of ordinary shares outstanding | shares	34,088,214	33,111,753	32,242,488
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 2.06	$ 1.91	$ 1.59
Class A ordinary shares
Earnings per share
Number of votes per ordinary share | Vote	1
Numerator
Net income attributable to the Group | $	$ 42,976	$ 24,963	$ 8,921
Denominator
Weighted average number of ordinary shares | shares	20,156,818	12,962,222	5,595,292
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 2.13	$ 1.93	$ 1.59
Net income attributable to the Group | $	$ 42,976	$ 24,963	$ 8,921
Reallocation of net income as a result of conversion of Class B to Class A ordinary shares | $	27,275	38,186	42,309
Net income attributable to the Group | $	$ 70,251	$ 63,149	$ 51,230
Denominator
Conversion of Class B to Class A shares | shares	12,792,989	19,828,489	26,534,063
Stock option plans (in shares) | shares	1,138,407	321,042	113,133
Diluted weighted average number of ordinary shares outstanding | shares	34,088,214	33,111,753	32,242,488
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 2.06	$ 1.91	$ 1.59
Class B ordinary shares
Earnings per share
Number of votes per ordinary share | Vote	10
Numerator
Net income attributable to the Group | $	$ 27,275	$ 38,186	$ 42,309
Denominator
Weighted average number of ordinary shares | shares	12,792,989	19,828,489	26,534,063
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 2.13	$ 1.93	$ 1.59
Net income attributable to the Group | $	$ 27,275	$ 38,186	$ 42,309
Net income attributable to the Group | $	$ 27,275	$ 38,186	$ 42,309
Denominator
Stock option plans (in shares) | shares	1,138,407	321,042	113,133
Diluted weighted average number of ordinary shares outstanding | shares	13,931,396	20,149,531	26,647,196
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 1.96	$ 1.90	$ 1.59